Property, plant, equipment and development costs - Carrying amounts of right-of-use assets recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	$ 5,338
Addition	11,700	$ 3,000
Ending Balance	12,760	5,338
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	68,492	76,862
Ending Balance	57,505	68,492
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	98,900	96,451
Addition	4,941	4,099
Disposals and or/sales	(3,137)	(1,650)
Transfers	(3,348)
Ending Balance	97,356	98,900
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	10,640	9,851
Addition	216	789
Disposals and or/sales	(365)
Ending Balance	10,491	10,640
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	57,916	56,594
Addition	1,273	2,195
Disposals and or/sales	(2,668)	(873)
Ending Balance	56,521	57,916
Sociedad Minera Cerro Verde S.A.A. | Gross carrying amount [Member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	30,344	30,006
Addition	3,452	1,115
Disposals and or/sales	(104)	(777)
Transfers	(3,348)
Ending Balance	30,344	30,344
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	30,408	19,589
Addition	12,708	12,459
Disposals and or/sales	(3,124)	(1,640)
Transfers	(141)
Ending Balance	39,851	30,408
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	4,629	2,897
Addition	1,949	1,732
Disposals and or/sales	(365)
Ending Balance	6,213	4,629
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	17,190	10,575
Addition	7,216	7,480
Disposals and or/sales	(2,656)	(865)
Ending Balance	21,750	17,190
Sociedad Minera Cerro Verde S.A.A. | Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	8,589	6,117
Addition	3,543	3,247
Disposals and or/sales	(103)	(775)
Transfers	(141)
Ending Balance	$ 11,888	$ 8,589